INVESTMENTS IN LOAN POOL PARTICIPATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Investment in Loan Pool Participation [Abstract]
Schedule of Investment in Loan Pools
The following table represents the demographics of the Company's investment in the loan pools including the initial unpaid principal balance ("UPB") and the UPB as of December 31, 2012.

		Unpaid Principal Balance		Kennedy		Expected
				Wilson	Investment	accretion over
Acquisition			December 31,	initial equity	balance at	total estimated	Accreted
date	Location	Initial	2012	invested	12/31/12	collection period	to date
February 2010	Western U.S.	$342,395,000	$20,288,000	$11,154,000	2,486,000	$4,780,000	$4,748,000
December 2010	Western U.S.	82,469,000	8,960,000	5,000,000	1,016,000	2,039,000	2,031,000
April 2012	Western U.S.	43,383,000	10,561,000	30,900,000	8,142,000	3,623,000	2,898,000
August 2012	Ireland	477,169,000	476,353,000	7,032,000	7,610,000	1,025,000	96,000
November 2011	United Kingdom	2,111,326,000	765,769,000	61,200,000	60,353,000	22,977,000	9,445,000
December 2012	United Kingdom	232,254,000	232,254,000	16,012,000	15,994,000	643,000	—
		$3,288,996,000	$1,514,185,000	$131,298,000	$95,601,000	$35,087,000	$19,218,000

Schedule of Interest Income and Foreign Currency Gain (Loss) Recognized in Loan Pool Participations
The following table presents the interest income and foreign currency gain and (loss) recognized by Kennedy Wilson during the years ended December 31, 2012, 2011 and 2010 in each of the loan pools that were outstanding:

		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
			Foreign		Foreign		Foreign
		Interest	currency	Interest	currency	Interest	currency
Acquisition		income	exchange gain	income	exchange gain	income	exchange gain
date	Location	recognized	(loss)	recognized	(loss)	recognized	(loss)
February 2010 (1)	Western U.S.	$(5,893,000)	N/A	$1,353,000	N/A	$9,288,000	N/A
December 2010	Western U.S.	257,000	N/A	1,732,000	N/A	42,000	N/A
April 2012	Western U.S.	2,898,000	N/A	—	N/A	—	N/A
August 2012	Ireland	96,000	482,000	—	—	—	—
November 2011	United Kingdom	8,045,000	2,529,000	1,400,000	(2,605,000)	—	—
December 2012	United Kingdom	—	(19,000)	—	—	—	—
August 2012	Western U.S.	871,000	N/A	—	N/A	—	N/A
November 2011	Western U.S.	149,000	N/A	194,000	N/A	—	N/A
		$6,423,000	$2,992,000	$4,679,000	$(2,605,000)	$9,330,000	$—

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(1) During the year ended December 31, 2012, Kennedy Wilson recognized a reduction in accretion in this loan pool due to an increase in the estimated resolution periods as well as foreclosures on certain underlying real estate collateral.